INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 32,934	$ 9,544	$ 65,868	$ 19,088	$ 131,735	$ 8,790
Goodwill impairment expense					$ 914,091